Acquisitions (Tables)	6 Months Ended
Jun. 27, 2021
Business Acquisition [Line Items]
Summary of consolidated pro forma results of AEM
The following table provides the unaudited consolidated pro forma results for the periods presented as if AEM had been acquired as of January 1, 2020.

	For the thirteen weeks ended		For the twenty-six weeks ended
	June 27, 2021	June 28, 2020	June 27, 2021	June 28, 2020
Pro forma net sales	$201,831	$131,825	$362,163	$244,042
Pro forma net income	25,345	13,574	23,168	18,150

Drake Automotive Group LLC [Member]
Business Acquisition [Line Items]
Summary of Business Acquisitions
The allocation of the purchase price to the assets acquired and liabilities assumed was based on estimates of the fair value of the net assets as follows:

Cash	$205
Accounts receivable	3,947
Inventory	14,198
Property, plant and equipment	1,296
Other assets	189
Tradenames	7,715
Customer relationships	17,175
Goodwill	7,551
Accounts payable	(2,524)
Accrued liabilities	(648)

$49,104

Simpson Performance Products [Member]
Business Acquisition [Line Items]
Summary of Business Acquisitions	The allocation of the purchase price to the assets acquired and liabilities assumed was based on estimates of the fair value of the net assets as follows:

	November 16, 2020 (as initially reported)	Measurement Period Adjustments	November 16, 2020 (as adjusted)
Cash	$7,715	$—	$7,715
Accounts receivable	3,894	—	3,894
Inventory	19,265	(770)	18,495
Property, plant and equipment	5,952	—	5,952
Other assets	1,613	—	1,613
Tradenames	23,980	—	23,980
Customer relationships	28,770	—	28,770
Patents	2,720	—	2,720
Goodwill	51,305	843	52,148
Accounts payable	(2,483)	—	(2,483)
Accrued liabilities	(7,787)	—	(7,787)
Deferred tax liability	(12,993)	—	(12,993)
Debt	(4,615)	—	(4,615)

	$117,336	$73	$117,409

Detroit Speed [Member]
Business Acquisition [Line Items]
Summary of Business Acquisitions
The allocation of the purchase price to the assets acquired and liabilities assumed was based on estimates of the fair value of the net assets as follows:

Cash	$1,784
Accounts receivable	418
Inventory	3,478
Property, plant and equipment	3,040
Other assets	215
Tradenames	1,127
Customer relationships	560
Goodwill	2,636
Accounts payable	(668)
Accrued liabilities	(1,019)
Deferred tax liability	(274)

$11,297

AEM Performance Electronics [Member]
Business Acquisition [Line Items]
Summary of Business Acquisitions	The allocation of the purchase price to the assets acquired and liabilities assumed was based on preliminary estimates of the fair value of the net assets as follows:

Accounts receivable	$3,454
Inventory	3,892
Property, plant and equipment	1,342
Other assets	493
Tradenames	10,760
Customer relationships	14,640
Patents	1,970
Technology intangibles	110
Goodwill	17,426
Accounts payable	(2,032)
Accrued liabilities	(489)

$51,566